Purchase of an Intangible Asset	12 Months Ended
Dec. 31, 2020
Purchase Of An Intangible Asset Text Block Explanatory [Abstract]
PURCHASE OF AN INTANGIBLE ASSET
13.	PURCHASE OF AN INTANGIBLE ASSET

In April 2020, the Company acquired all of the intellectual property relating to a nanoparticle-based formulation of Actinomycin D (Act D), from Rasna Therapeutics, Inc. to expand its pipeline for a consideration of an initial $120,000 upfront payment (approximately £97,000).